Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accounting Policies [Abstract]
Effective tax rate	38.70%
Unrecognized tax benefits	$ 0	$ 0